Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2021
Prospectus

Brian Lempel no longer serves as a co-manager of the fund.

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Effective August 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

Chad Colman (co-manager) has managed the fund since July 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Chad Colman is co-manager of the fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

BAL-K-22-05 1.878258.127	July 29, 2022

Supplement to the
Fidelity® Balanced Fund
October 30, 2021
Prospectus

Brian Lempel no longer serves as a co-manager of the fund.

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Effective August 1, 2022, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

Chad Colman (co-manager) has managed the fund since July 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Chad Colman is co-manager of the fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

BAL-22-05 1.468108.140	July 29, 2022

Supplement to the
Fidelity® Balanced K6 Fund
October 30, 2021
Prospectus

Brian Lempel no longer serves as a co-manager of the fund.

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Effective August 1, 2022, the following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Christopher Lee (co-manager) has managed the fund since August 2022.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi (co-manager) has managed the fund since January 2022.

Matthew Drukker (co-manager) has managed the fund since January 2022.

Ali Khan (co-manager) has managed the fund since January 2022.

Chad Colman (co-manager) has managed the fund since July 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR H.K. is an affiliate of the Adviser.

Effective August 1, 2022, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Christopher Lee is co-manager of the fund, which he has managed since August 2022. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a managing director of research, sector leader, research analyst, and portfolio manager.

It is expected that Mr. Stansky will retire effective on or about December 31, 2022. At that time, Mr. Lee will assume co-manager responsibilities for Mr. Stansky's portion of the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Priyanshu Bakshi is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Chad Colman is co-manager of Fidelity Balanced K6 Fund, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Colman has worked as an analyst, global sector leader, and portfolio manager.

Matthew Drukker is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ali Khan is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

BAL-K6-22-05 1.9897416.107	July 29, 2022

Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-lead portfolio manager) has managed the fund since December 1989.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2016.

Sam Chamovitz (co-lead portfolio manager) has managed the fund since April 2017.

Shadman Riaz (co-manager) has managed the fund since September 2011.

Salim Hart (co-manager) has managed the fund since April 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPS-K-22-01 1.882816.115	July 29, 2022

Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-lead portfolio manager) has managed the fund since December 1989.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2016.

Sam Chamovitz (co-lead portfolio manager) has managed the fund since April 2017.

Shadman Riaz (co-manager) has managed the fund since September 2011.

Salim Hart (co-manager) has managed the fund since April 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPS-22-01 1.480654.137	July 29, 2022

Supplement to the
Fidelity® Low-Priced Stock K6 Fund
September 29, 2021
Prospectus

John Mirshekari no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Sam Chamovitz (co-lead portfolio manager) has managed the fund since May 2017.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2017.

Joel Tillinghast (co-lead portfolio manager) has managed the fund since May 2017.

Salim Hart (co-manager) has managed the fund since May 2017.

Shadman Riaz (co-manager) has managed the fund since May 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPSK6-22-01 1.9885826.104	July 29, 2022